Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

May 31, 2020

CBD-QTLY-0720
1.907009.110

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
4.3% 2/15/30	$5,000,000	$5,681,304
4.5% 5/15/35	3,834,000	4,349,797
4.5% 3/9/48	16,310,000	18,564,969
4.75% 5/15/46	2,080,000	2,424,975
5.45% 3/1/47	900,000	1,131,704
5.55% 8/15/41	2,425,000	3,036,024
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	8,250,000	8,342,813
Verizon Communications, Inc.:
3.125% 3/16/22	7,800,000	8,188,570
3.15% 3/22/30	721,000	799,211
4.016% 12/3/29	10,000,000	11,782,471
4.329% 9/21/28	2,268,000	2,708,541
4.4% 11/1/34	13,039,000	15,998,697
4.5% 8/10/33	1,048,000	1,299,613
		84,308,689
Entertainment - 0.6%
The Walt Disney Co.:
3% 9/15/22	700,000	737,031
3.8% 3/22/30	11,650,000	13,562,066
4.5% 2/15/21	1,458,000	1,498,155
		15,797,252
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	3,730,000	4,086,681
Media - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (a)	13,200,000	13,695,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	4,670,000	5,527,885
Comcast Corp.:
3.55% 5/1/28	10,000,000	11,334,360
3.999% 11/1/49	1,427,000	1,693,661
4.65% 7/15/42	1,975,000	2,502,550
4.95% 10/15/58	6,851,000	9,586,527
Discovery Communications LLC 3.95% 3/20/28	13,000,000	14,035,154
Fox Corp.:
3.05% 4/7/25	5,000,000	5,316,870
3.5% 4/8/30	9,550,000	10,251,367
3.666% 1/25/22	160,000	166,833
4.03% 1/25/24	280,000	307,814
4.709% 1/25/29	405,000	473,423
5.476% 1/25/39	400,000	513,000
5.576% 1/25/49	265,000	350,962
Time Warner Cable, Inc.:
5.5% 9/1/41	561,000	661,804
5.875% 11/15/40	1,482,000	1,819,375
6.55% 5/1/37	1,930,000	2,462,050
7.3% 7/1/38	6,915,000	9,220,511
		89,919,146
Wireless Telecommunication Services - 1.5%
Rogers Communications, Inc. 4.1% 10/1/23	3,950,000	4,392,789
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	11,000,000	11,779,570
3.75% 4/15/27 (a)	7,500,000	8,108,925
Vodafone Group PLC:
4.125% 5/30/25	5,882,000	6,644,888
4.375% 5/30/28	6,017,000	7,041,663
5.25% 5/30/48	4,000,000	5,185,736
		43,153,571

TOTAL COMMUNICATION SERVICES		237,265,339

CONSUMER DISCRETIONARY - 6.1%
Automobiles - 1.1%
General Motors Co.:
5% 4/1/35	2,279,000	2,287,616
5.4% 10/2/23	4,378,000	4,624,435
5.4% 4/1/48	1,050,000	1,011,367
5.95% 4/1/49	4,960,000	5,094,910
General Motors Financial Co., Inc. 5.2% 3/20/23	2,705,000	2,815,978
Volkswagen Group of America Finance LLC:
2.7% 9/26/22 (a)	5,075,000	5,161,985
3.125% 5/12/23 (a)	2,177,000	2,235,547
4.75% 11/13/28 (a)	8,072,000	9,098,965
		32,330,803
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	5,597,155
5.75% 6/15/43	358,000	469,372
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	8,258,705
		14,325,232
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.:
3.625% 9/1/49	14,693,000	15,976,341
4.875% 12/9/45	6,679,000	8,472,522
Starbucks Corp. 3.8% 8/15/25	7,801,000	8,705,261
		33,154,124
Household Durables - 0.6%
D.R. Horton, Inc.:
2.5% 10/15/24	3,861,000	3,995,345
2.55% 12/1/20	1,424,000	1,430,276
Lennar Corp. 4.875% 12/15/23	5,999,000	6,328,945
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,278,145
		17,032,711
Multiline Retail - 0.9%
Dollar General Corp. 3.5% 4/3/30	11,170,000	12,491,431
Dollar Tree, Inc.:
4% 5/15/25	6,286,000	6,928,977
4.2% 5/15/28	6,377,000	7,208,628
		26,629,036
Specialty Retail - 1.8%
AutoNation, Inc. 4.75% 6/1/30	354,000	368,554
AutoZone, Inc. 4% 4/15/30	9,600,000	10,805,987
Lowe's Companies, Inc.:
3.65% 4/5/29	6,377,000	7,210,316
4.55% 4/5/49	3,500,000	4,359,748
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	3,243,795
4.35% 6/1/28	6,286,000	7,081,454
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,745,240
The Home Depot, Inc.:
2.5% 4/15/27	247,000	268,986
5.95% 4/1/41	846,000	1,251,219
TJX Companies, Inc.:
3.5% 4/15/25	1,299,000	1,451,304
3.75% 4/15/27	5,000,000	5,673,359
3.875% 4/15/30	3,855,000	4,527,456
		51,987,418
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	509,000	556,541

TOTAL CONSUMER DISCRETIONARY		176,015,865

CONSUMER STAPLES - 7.3%
Beverages - 2.6%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,314,324
4.9% 2/1/46	966,000	1,117,711
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	16,461,109
4.6% 4/15/48	10,509,000	11,683,796
4.9% 1/23/31	5,729,000	6,989,503
Constellation Brands, Inc.:
2.875% 5/1/30	8,624,000	8,937,029
3.75% 5/1/21	1,796,000	1,845,140
4.25% 5/1/23	2,977,000	3,253,030
Diageo Capital PLC 2.125% 4/29/32	5,396,000	5,486,941
Heineken NV 4% 10/1/42 (a)	87,000	94,841
Molson Coors Beverage Co.:
3% 7/15/26	6,000,000	6,021,432
3.5% 5/1/22	3,500,000	3,624,098
PepsiCo, Inc. 4.25% 10/22/44	5,953,000	7,395,211
		75,224,165
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	9,622,000	9,660,481
Costco Wholesale Corp.:
1.375% 6/20/27	2,055,000	2,090,439
1.6% 4/20/30	12,100,000	12,193,901
1.75% 4/20/32	4,519,000	4,545,949
		28,490,770
Food Products - 1.7%
Archer Daniels Midland Co. 3.25% 3/27/30	532,000	601,319
Cargill, Inc. 2.125% 4/23/30 (a)	7,534,000	7,651,813
Conagra Brands, Inc.:
3.8% 10/22/21	5,956,000	6,189,450
4.6% 11/1/25	7,750,000	8,915,619
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 1.7161% 4/16/21 (b)(c)	3,562,000	3,566,045
2.875% 4/15/30	266,000	285,946
3.2% 4/16/21	453,000	462,858
3.7% 10/17/23	2,118,000	2,308,179
H.J. Heinz Co. 3.75% 4/1/30 (a)	8,037,000	8,323,090
McCormick & Co., Inc. 2.5% 4/15/30	9,060,000	9,402,578
		47,706,897
Personal Products - 0.0%
Estee Lauder Companies, Inc. 2.6% 4/15/30	1,662,000	1,796,704
Tobacco - 2.0%
Altria Group, Inc.:
2.85% 8/9/22	5,259,000	5,460,166
4.25% 8/9/42	1,221,000	1,247,409
4.8% 2/14/29	537,000	615,020
BAT Capital Corp.:
3.215% 9/6/26	11,285,000	11,750,994
3.222% 8/15/24	5,433,000	5,713,596
3.557% 8/15/27	8,000,000	8,405,578
4.7% 4/2/27	2,012,000	2,250,267
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	7,764,000	7,952,229
3.75% 7/21/22 (a)	4,340,000	4,446,001
4.25% 7/21/25 (a)	4,713,000	4,993,532
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	2,205,396
Reynolds American, Inc.:
3.25% 6/12/20	212,000	212,137
4% 6/12/22	329,000	345,554
4.45% 6/12/25	527,000	582,612
5.7% 8/15/35	274,000	325,095
		56,505,586

TOTAL CONSUMER STAPLES		209,724,122

ENERGY - 7.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	13,455,143
Oil, Gas & Consumable Fuels - 6.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,041,000	890,640
8.125% 9/15/30	4,649,000	4,232,660
Boardwalk Pipelines LP:
3.375% 2/1/23	2,784,000	2,656,866
4.95% 12/15/24	3,700,000	3,590,390
Canadian Natural Resources Ltd.:
3.9% 2/1/25	3,884,000	4,095,939
5.85% 2/1/35	476,000	512,667
6.25% 3/15/38	3,908,000	4,399,771
Cenovus Energy, Inc.:
3.8% 9/15/23	4,490,000	4,274,542
4.25% 4/15/27	2,604,000	2,363,353
6.75% 11/15/39	2,623,000	2,352,662
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	6,298,453
Conoco, Inc. 6.95% 4/15/29	2,739,000	3,763,437
ConocoPhillips Co. 6.5% 2/1/39	4,132,000	5,926,980
Continental Resources, Inc. 5% 9/15/22	2,073,000	1,970,801
DCP Midstream LLC:
4.75% 9/30/21 (a)	142,000	139,160
5.85% 5/21/43 (a)(b)	6,734,000	4,225,585
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	189,945
4.95% 4/1/22	1,729,000	1,659,840
5.125% 5/15/29	4,176,000	3,800,160
5.6% 4/1/44	307,000	224,110
Enbridge Energy Partners LP 4.2% 9/15/21	127,000	130,920
Enbridge, Inc.:
4.25% 12/1/26	383,000	423,806
5.5% 12/1/46	3,408,000	4,069,305
Encana Corp. 5.15% 11/15/41	1,620,000	983,795
Energy Transfer Partners LP:
3.75% 5/15/30	655,000	645,725
4.2% 9/15/23	259,000	269,260
4.95% 6/15/28	882,000	929,141
5.8% 6/15/38	493,000	508,453
6% 6/15/48	322,000	340,197
Enterprise Products Operating LP:
3.75% 2/15/25	492,000	541,178
4.85% 3/15/44	1,818,000	2,072,770
4.95% 10/15/54	2,188,000	2,427,131
Equinor ASA 2.875% 4/6/25	12,000,000	12,928,724
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	4,510,000	5,053,902
Hess Corp. 4.3% 4/1/27	5,000,000	5,030,584
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	10,586,389
MPLX LP:
3.375% 3/15/23	613,000	632,587
4.875% 12/1/24	381,000	408,745
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 1.3976% 2/8/21 (b)(c)	1,300,000	1,250,987
3 month U.S. LIBOR + 1.250% 1.6835% 8/13/21 (b)(c)	1,503,000	1,433,638
3 month U.S. LIBOR + 1.450% 1.8424% 8/15/22 (b)(c)	9,718,000	8,503,250
2.6% 8/13/21	400,000	385,200
2.7% 8/15/22	353,000	322,889
2.9% 8/15/24	1,164,000	925,380
3.2% 8/15/26	157,000	114,563
3.5% 8/15/29	10,000,000	6,725,000
4.3% 8/15/39	76,000	45,030
4.4% 8/15/49	76,000	45,030
5.55% 3/15/26	670,000	569,500
Petroleos Mexicanos:
6.49% 1/23/27 (a)	991,000	870,841
6.5% 3/13/27	5,932,000	5,238,698
6.875% 8/4/26	2,642,000	2,413,467
Phillips 66 Co.:
3.7% 4/6/23	181,000	193,400
3.85% 4/9/25	234,000	257,490
4.3% 4/1/22	271,000	287,465
Plains All American Pipeline LP/PAA Finance Corp.:
3.85% 10/15/23	4,984,000	5,013,850
4.65% 10/15/25	5,859,000	6,000,896
Shell International Finance BV 2.375% 4/6/25	2,345,000	2,497,660
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	628,857
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,388,204
4.5% 3/15/45	872,000	924,157
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,055,000	4,062,350
5.4% 10/1/47	1,753,000	1,741,306
The Williams Companies, Inc.:
3.5% 11/15/30	3,807,000	3,987,084
5.75% 6/24/44	4,411,000	5,146,355
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30 (a)	448,000	476,740
Valero Energy Corp.:
2.7% 4/15/23	668,000	691,145
2.85% 4/15/25	384,000	403,697
Western Gas Partners LP:
4.05% 2/1/30	18,139,000	16,274,311
4.65% 7/1/26	238,000	221,987
5.375% 6/1/21	1,145,000	1,130,688
Williams Partners LP:
3.9% 1/15/25	252,000	269,549
4% 11/15/21	513,000	528,244
		189,519,481

TOTAL ENERGY		202,974,624

FINANCIALS - 26.6%
Banks - 14.4%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	5,181,000	5,395,740
4.75% 10/12/23 (a)	6,356,000	6,730,739
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,356,000	6,545,184
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	9,000,000	9,175,019
2.592% 4/29/31 (b)	12,500,000	12,848,028
3.194% 7/23/30 (b)	16,960,000	18,220,813
3.705% 4/24/28 (b)	6,286,000	6,920,422
4% 1/22/25	2,943,000	3,212,060
Bank of Montreal 1.85% 5/1/25	5,316,000	5,450,122
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	7,436,330
Barclays PLC:
3.65% 3/16/25	3,904,000	4,137,576
5.088% 6/20/30 (b)	1,993,000	2,221,021
BNP Paribas SA 3.375% 1/9/25 (a)	5,328,000	5,655,509
BPCE SA 4% 9/12/23 (a)	6,166,000	6,567,194
Capital One Bank NA:
2.014% 1/27/23 (b)	8,500,000	8,516,207
2.28% 1/28/26 (b)	11,000,000	10,833,722
Capital One NA 2.15% 9/6/22	1,135,000	1,149,306
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 3.0104% 9/1/23 (b)(c)	7,885,000	7,934,383
2.666% 1/29/31 (b)	8,200,000	8,315,211
3.106% 4/8/26 (b)	14,000,000	14,739,365
3.98% 3/20/30 (b)	12,000,000	13,421,021
4.05% 7/30/22	286,000	302,305
4.4% 6/10/25	1,331,000	1,472,282
4.6% 3/9/26	921,000	1,031,400
5.5% 9/13/25	1,181,000	1,381,404
8.125% 7/15/39	1,728,000	2,904,969
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	6,941,000	7,241,968
Comerica, Inc. 3.7% 7/31/23	2,992,000	3,198,539
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	4,872,000	5,526,520
Danske Bank A/S 3.001% 9/20/22 (a)(b)	7,399,000	7,474,054
Fifth Third Bancorp:
2.55% 5/5/27	10,666,000	11,066,693
4.3% 1/16/24	3,592,000	3,908,864
8.25% 3/1/38	3,460,000	5,195,650
HSBC Holdings PLC:
2.848% 6/4/31 (b)	9,800,000	9,788,416
4.041% 3/13/28 (b)	6,005,000	6,499,376
4.95% 3/31/30	462,000	542,394
Huntington Bancshares, Inc. 4% 5/15/25	6,332,000	7,003,954
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	15,000,000	15,571,494
2.956% 5/13/31 (b)	1,884,000	1,939,571
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,633,000	5,791,768
3.1% 7/6/21	2,463,000	2,514,551
3.87% 7/9/25 (b)	5,500,000	5,840,977
4.375% 3/22/28	6,937,000	7,769,223
Mitsubishi UFJ Financial Group, Inc. 2.193% 2/25/25	12,500,000	12,813,810
Rabobank Nederland:
3.75% 7/21/26	6,754,000	7,309,116
4.625% 12/1/23	4,531,000	4,943,409
Royal Bank of Canada:
2.55% 7/16/24	8,980,000	9,469,811
4.65% 1/27/26	1,061,000	1,218,775
Royal Bank of Scotland Group PLC:
6% 12/19/23	17,115,000	18,856,921
6.1% 6/10/23	900,000	982,765
6.125% 12/15/22	5,363,000	5,789,370
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,299,000	5,472,014
3.5% 6/7/24	6,658,000	6,923,475
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	6,937,000	7,242,263
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,157,873
Wells Fargo & Co.:
2.164% 2/11/26 (b)	14,170,000	14,360,997
2.188% 4/30/26 (b)	12,500,000	12,665,486
3.068% 4/30/41 (b)	12,500,000	12,512,166
Zions Bancorp NA 3.25% 10/29/29	8,229,000	7,836,677
		412,946,272
Capital Markets - 6.4%
Ares Capital Corp. 4.25% 3/1/25	5,162,000	5,016,505
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (a)	7,409,000	7,198,762
CME Group, Inc. 5.3% 9/15/43	2,739,000	4,048,091
Credit Suisse AG 2.95% 4/9/25	8,090,000	8,694,777
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	3,093,000	3,162,774
4.194% 4/1/31 (a)(b)	3,178,000	3,524,740
Deutsche Bank AG New York Branch 2.7% 7/13/20	4,670,000	4,670,000
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	6,721,000	6,906,003
3.5% 4/1/25	6,500,000	6,976,233
3.5% 11/16/26	5,162,000	5,565,422
3.75% 5/22/25	9,653,000	10,511,843
3.75% 2/25/26	4,490,000	4,929,233
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,152,000	2,934,563
Moody's Corp. 5.25% 7/15/44	3,041,000	4,016,679
Morgan Stanley:
2.188% 4/28/26 (b)	11,770,000	12,091,664
2.699% 1/22/31 (b)	10,000,000	10,289,711
3.737% 4/24/24 (b)	6,219,000	6,639,484
3.875% 1/27/26	4,507,000	5,070,982
4.3% 1/27/45	851,000	1,031,326
4.431% 1/23/30 (b)	10,000,000	11,699,585
5% 11/24/25	7,363,000	8,473,215
5.5% 7/28/21	1,098,000	1,156,271
National Securities Clearing Corp. 1.2% 4/23/23 (a)	18,000,000	18,104,496
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	6,763,000	7,195,562
S&P Global, Inc. 2.5% 12/1/29	8,350,000	8,951,543
State Street Corp.:
2.825% 3/30/23 (a)(b)	223,000	230,594
2.901% 3/30/26 (a)(b)	209,000	224,659
UBS Group AG 3 month U.S. LIBOR + 1.460% 3.126% 8/13/30 (a)(b)	8,605,000	9,086,925
UBS Group Funding AG 3.491% 5/23/23 (a)	5,502,000	5,736,638
		184,138,280
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,445,000	4,926,386
3.5% 5/26/22	395,000	366,229
3.95% 2/1/22	6,763,000	6,373,040
4.875% 1/16/24	371,000	331,717
5% 10/1/21	3,766,000	3,624,896
Ally Financial, Inc.:
3.875% 5/21/24	1,970,000	1,989,877
4.125% 2/13/22	4,993,000	5,103,895
5.8% 5/1/25	1,997,000	2,183,160
Discover Financial Services:
3.85% 11/21/22	2,280,000	2,361,369
4.5% 1/30/26	1,042,000	1,115,976
5.2% 4/27/22	2,115,000	2,227,765
Ford Motor Credit Co. LLC 3.336% 3/18/21	11,725,000	11,528,020
GE Capital International Funding Co. 4.418% 11/15/35	6,645,000	6,634,588
John Deere Capital Corp. 2.65% 6/24/24	4,000,000	4,276,813
Synchrony Financial 4.375% 3/19/24	513,000	517,738
Toyota Motor Credit Corp. 2.9% 3/30/23	1,668,000	1,754,934
		55,316,403
Diversified Financial Services - 0.9%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	6,107,000	6,553,219
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	96,000	120,350
Brixmor Operating Partnership LP 4.125% 5/15/29	1,112,000	1,073,968
DH Europe Finance II SARL 3.4% 11/15/49	7,857,000	8,726,076
General Electric Capital Corp. 5.875% 1/14/38	135,000	150,777
USAA Capital Corp. 2.125% 5/1/30 (a)	1,955,000	2,009,376
Voya Financial, Inc.:
4.7% 1/23/48 (b)	5,029,000	4,576,390
5.7% 7/15/43	2,341,000	2,913,722
		26,123,878
Insurance - 2.9%
ACE INA Holdings, Inc. 4.35% 11/3/45	474,000	607,932
AFLAC, Inc. 3.6% 4/1/30	799,000	922,493
AIA Group Ltd.:
3.375% 4/7/30 (a)	2,730,000	2,940,011
3.6% 4/9/29 (a)	3,500,000	3,837,960
3.9% 4/6/28 (a)	6,436,000	7,115,137
American International Group, Inc.:
4.375% 1/15/55	2,411,000	2,618,441
4.5% 7/16/44	5,237,000	5,879,417
5.75% 4/1/48 (b)	5,747,000	5,833,719
Aon Corp. 6.25% 9/30/40	228,000	317,076
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,900,000	4,309,911
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,225,059
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	878,000	1,036,454
4.8% 7/15/21	1,477,000	1,529,638
4.9% 3/15/49	802,000	1,068,700
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	2,604,000	2,471,677
Pacific LifeCorp 5.125% 1/30/43 (a)	1,156,000	1,231,242
Pricoa Global Funding I 5.625% 6/15/43 (b)	4,490,000	4,648,632
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,423,135
Prudential Financial, Inc.:
3% 3/10/40	10,000,000	9,985,007
3.935% 12/7/49	1,354,000	1,444,303
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	8,978,000	9,068,395
Unum Group:
4.5% 3/15/25	3,186,000	3,309,081
5.75% 8/15/42	3,366,000	3,303,084
Willis Group North America, Inc. 3.6% 5/15/24	6,009,000	6,375,251
		82,501,755

TOTAL FINANCIALS		761,026,588

HEALTH CARE - 9.4%
Biotechnology - 1.2%
AbbVie, Inc.:
2.95% 11/21/26 (a)	10,500,000	11,257,887
3.2% 11/21/29 (a)	10,000,000	10,714,577
4.05% 11/21/39 (a)	5,000,000	5,610,570
4.55% 3/15/35 (a)	4,916,000	5,790,889
		33,373,923
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories 4.75% 11/30/36	3,323,000	4,396,922
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.2496% 12/29/20 (b)(c)	1,898,000	1,897,431
2.823% 5/20/30	13,250,000	14,080,570
2.894% 6/6/22	1,148,000	1,192,577
3.363% 6/6/24	3,709,000	3,999,750
Zimmer Biomet Holdings, Inc.:
3 month U.S. LIBOR + 0.750% 1.8019% 3/19/21 (b)(c)	1,780,000	1,765,264
3.05% 1/15/26	4,000,000	4,222,768
3.55% 3/20/30	4,000,000	4,244,941
		35,800,223
Health Care Providers & Services - 4.3%
Anthem, Inc.:
2.25% 5/15/30	13,225,000	13,577,439
3.3% 1/15/23	1,169,000	1,240,618
Centene Corp.:
4.25% 12/15/27	1,615,000	1,687,061
4.625% 12/15/29	2,505,000	2,696,633
4.75% 1/15/25	1,285,000	1,326,763
Cigna Corp.:
3.4% 3/15/50	7,000,000	7,508,065
3.75% 7/15/23	6,983,000	7,597,707
4.125% 11/15/25	838,000	954,810
4.375% 10/15/28	1,336,000	1,567,918
4.8% 8/15/38	4,331,000	5,401,970
4.9% 12/15/48	831,000	1,095,853
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 1.7189% 3/9/21 (b)(c)	2,931,000	2,935,554
3.35% 3/9/21	10,809,000	11,028,333
3.625% 4/1/27	588,000	645,373
4.1% 3/25/25	2,402,000	2,684,464
4.3% 3/25/28	20,000,000	22,804,683
4.78% 3/25/38	3,477,000	4,233,602
HCA Holdings, Inc.:
5.125% 6/15/39	3,015,000	3,510,867
5.25% 6/15/49	3,323,000	3,911,960
Quest Diagnostics, Inc. 2.95% 6/30/30	20,000,000	21,005,625
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	142,167
4.25% 3/15/43	2,244,000	2,780,160
4.625% 7/15/35	671,000	874,938
4.625% 11/15/41	867,000	1,118,952
4.75% 7/15/45	1,642,000	2,199,413
		124,530,928
Pharmaceuticals - 2.6%
AstraZeneca PLC 6.45% 9/15/37	4,965,000	7,477,007
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	7,000,000	7,462,802
4.25% 12/15/25 (a)	6,334,000	7,091,159
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	6,332,000	7,102,104
3.9% 2/20/28 (a)	7,300,000	8,470,405
4.125% 6/15/39 (a)	1,824,000	2,309,080
4.25% 10/26/49 (a)	6,458,000	8,491,085
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	220,000	223,850
5.022% 8/28/23 (b)	283,000	298,853
5.65% 8/28/28 (b)	7,922,000	8,753,810
Mylan NV 4.55% 4/15/28	8,085,000	9,078,315
Perrigo Finance PLC 3.5% 3/15/21	898,000	899,083
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	4,761,000	4,856,318
2.875% 9/23/23	2,694,000	2,841,003
		75,354,874

TOTAL HEALTH CARE		269,059,948

INDUSTRIALS - 6.2%
Aerospace & Defense - 1.9%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	2,919,000	2,936,562
BAE Systems PLC 3.4% 4/15/30 (a)	863,000	934,982
Harris Corp. 3.95% 5/28/24	922,000	995,749
Lockheed Martin Corp. 4.09% 9/15/52	2,688,000	3,473,001
Northrop Grumman Corp.:
2.93% 1/15/25	5,388,000	5,839,206
4.03% 10/15/47	5,388,000	6,528,323
The Boeing Co.:
5.04% 5/1/27	16,500,000	17,517,452
5.15% 5/1/30	16,500,000	17,619,253
		55,844,528
Airlines - 0.8%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,036,264	1,761,033
American Airlines, Inc. 3.75% 4/15/27	4,156,185	2,681,182
Delta Air Lines, Inc. 3.4% 4/19/21	1,847,000	1,777,760
Southwest Airlines Co. 5.25% 5/4/25	12,600,000	12,763,240
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,374,000	1,471,715
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,987,973	1,323,602
		21,778,532
Building Products - 0.2%
Carrier Global Corp.:
2.242% 2/15/25 (a)	2,527,000	2,530,879
2.493% 2/15/27 (a)	2,431,000	2,357,861
		4,888,740
Electrical Equipment - 0.4%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,620,080
Rockwell Automation, Inc. 3.5% 3/1/29	5,882,000	6,537,089
		12,157,169
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	9,788,229
General Electric Co.:
3.45% 5/1/27	560,000	554,443
3.625% 5/1/30	8,302,000	8,210,426
4.125% 10/9/42	35,000	32,237
Roper Technologies, Inc.:
2.8% 12/15/21	1,512,000	1,554,181
2.95% 9/15/29	7,004,000	7,424,848
3.65% 9/15/23	1,568,000	1,692,723
3.8% 12/15/26	1,561,000	1,747,428
		31,004,515
Machinery - 0.6%
Deere & Co.:
2.75% 4/15/25	3,218,000	3,489,209
3.1% 4/15/30	526,000	590,674
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	576,014
Otis Worldwide Corp. 2.293% 4/5/27 (a)	13,910,000	14,144,974
		18,800,871
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23 (a)	1,695,000	1,754,596
3.625% 5/15/25 (a)	1,279,000	1,372,277
		3,126,873
Road & Rail - 1.1%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	6,760,000	5,175,396
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	1,095,136
4.4% 3/15/42	2,244,000	2,740,391
CSX Corp.:
3.8% 4/15/50	126,000	146,408
4.3% 3/1/48	8,870,000	10,791,955
Union Pacific Corp. 3.25% 2/5/50	10,000,000	10,578,296
		30,527,582
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	977,000	931,886

TOTAL INDUSTRIALS		179,060,696

INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,223,000	3,283,446
5.85% 7/15/25 (a)	485,000	542,842
6.02% 6/15/26 (a)	3,386,000	3,824,471
		7,650,759
IT Services - 0.2%
Fiserv, Inc. 3.5% 7/1/29	3,773,000	4,163,841
The Western Union Co. 2.85% 1/10/25	757,000	781,186
Visa, Inc. 1.9% 4/15/27	878,000	919,001
		5,864,028
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc. 2.95% 4/1/25	9,000,000	9,588,461
Applied Materials, Inc. 4.35% 4/1/47	4,490,000	5,813,641
Microchip Technology, Inc. 3.922% 6/1/21	6,495,000	6,602,308
Micron Technology, Inc.:
2.497% 4/24/23	2,891,000	2,959,888
4.185% 2/15/27	13,879,000	15,343,869
4.64% 2/6/24	7,334,000	8,059,235
NVIDIA Corp. 2.85% 4/1/30	653,000	717,467
NXP BV/NXP Funding LLC 2.7% 5/1/25 (a)	6,750,000	6,961,309
		56,046,178
Software - 1.0%
Oracle Corp.:
2.5% 4/1/25	12,000,000	12,754,767
2.8% 4/1/27	10,000,000	10,843,129
4.375% 5/15/55	3,725,000	4,709,260
5.375% 7/15/40	216,000	292,870
		28,600,026
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 3.85% 8/4/46	4,529,000	5,538,436

TOTAL INFORMATION TECHNOLOGY		103,699,427

MATERIALS - 2.0%
Chemicals - 1.3%
Ecolab, Inc. 4.8% 3/24/30	7,000,000	8,725,211
LYB International Finance III LLC 2.875% 5/1/25	12,000,000	12,480,166
Nutrien Ltd.:
1.9% 5/13/23	6,415,000	6,526,523
4% 12/15/26	895,000	993,691
The Dow Chemical Co.:
3.625% 5/15/26	6,444,000	6,990,099
4.55% 11/30/25	2,070,000	2,312,686
		38,028,376
Containers & Packaging - 0.3%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	6,800,686
Metals & Mining - 0.4%
Anglo American Capital PLC 5.375% 4/1/25 (a)	9,500,000	10,433,018
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	411,965
6.75% 10/19/75 (a)(b)	1,010,000	1,158,339
		12,003,322

TOTAL MATERIALS		56,832,384

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities, Inc. 4.7% 7/1/30	1,381,000	1,642,395
American Tower Corp. 2.4% 3/15/25	8,080,000	8,453,311
Camden Property Trust:
2.8% 5/15/30	1,052,000	1,095,273
3.15% 7/1/29	6,286,000	6,746,286
4.25% 1/15/24	681,000	721,974
Corporate Office Properties LP:
3.6% 5/15/23	2,820,000	2,844,743
3.7% 6/15/21	430,000	431,753
Crown Castle International Corp. 3.3% 7/1/30	14,000,000	15,143,850
Federal Realty Investment Trust 3.95% 1/15/24	12,000,000	12,465,144
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	4,094,897
Kimco Realty Corp. 3.3% 2/1/25	5,148,000	5,213,783
Lexington Corporate Properties Trust 4.4% 6/15/24	225,000	222,092
Omega Healthcare Investors, Inc. 4.375% 8/1/23	6,734,000	6,780,315
Simon Property Group LP 2.45% 9/13/29	7,542,000	6,926,483
Ventas Realty LP:
2.65% 1/15/25	886,000	845,430
3% 1/15/30	8,140,000	7,523,271
4.125% 1/15/26	311,000	312,823
4.4% 1/15/29	10,000,000	10,220,339
Welltower, Inc. 2.7% 2/15/27	20,000,000	19,215,640
WP Carey, Inc. 4% 2/1/25	7,950,000	8,125,882
		119,025,684
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,950,000	1,978,235
4.1% 10/1/24	2,694,000	2,754,050
4.55% 10/1/29	1,809,000	1,822,630
Mack-Cali Realty LP 4.5% 4/18/22	85,000	76,519
		6,631,434

TOTAL REAL ESTATE		125,657,118

UTILITIES - 7.4%
Electric Utilities - 4.8%
American Electric Power Co., Inc. 3.25% 3/1/50	10,150,000	9,979,515
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	11,165,000	11,049,378
3.743% 5/1/26	9,107,000	9,431,436
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	3,597,000	3,926,112
Duke Energy Corp. 2.45% 6/1/30	1,269,000	1,306,685
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	3,561,897
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,644,000	1,640,899
5.9% 12/1/21 (a)	450,000	472,088
6.4% 9/15/20 (a)	1,178,000	1,197,021
Edison International 3.55% 11/15/24	8,250,000	8,588,805
Entergy Louisiana LLC 2.9% 3/15/51	9,338,000	9,464,572
Exelon Corp.:
3.497% 6/1/22 (b)	9,375,000	9,749,378
4.05% 4/15/30	586,000	674,011
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,239,539
2.65% 3/1/30	4,770,000	4,972,698
Indiana Michigan Power Co. 4.55% 3/15/46	1,144,000	1,417,474
IPALCO Enterprises, Inc. 3.7% 9/1/24	430,000	453,817
ITC Holdings Corp. 2.7% 11/15/22	1,342,000	1,393,648
Nevada Power Co. 3.7% 5/1/29	5,657,000	6,513,638
NextEra Energy Capital Holdings, Inc.:
2.75% 5/1/25	6,434,000	6,880,399
2.75% 11/1/29	7,409,000	7,923,955
Southern Co. 3.7% 4/30/30	10,000,000	11,409,822
Tampa Electric Co. 6.55% 5/15/36	449,000	625,647
Virginia Electric & Power Co. 3.8% 4/1/28	5,837,000	6,708,085
Xcel Energy, Inc.:
3.4% 6/1/30	7,000,000	7,817,327
3.5% 12/1/49	7,338,000	8,049,452
4.8% 9/15/41	499,000	599,068
		138,046,366
Gas Utilities - 0.9%
Boston Gas Co. 4.487% 2/15/42 (a)	1,796,000	2,110,656
Dominion Gas Holdings LLC:
3% 11/15/29	7,508,000	7,691,022
3.9% 11/15/49	7,000,000	7,110,724
ONE Gas, Inc. 2% 5/15/30	5,208,000	5,283,247
Southern Co. Gas Capital Corp. 2.45% 10/1/23	4,761,000	4,913,090
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,172
		27,126,911
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
3.3% 7/15/25 (a)	3,929,000	3,989,035
3.95% 7/15/30 (a)	3,427,000	3,440,537
		7,429,572
Multi-Utilities - 1.4%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	319,000	366,753
4.25% 10/15/50 (a)	182,000	228,320
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	259,000	289,268
Dominion Energy, Inc.:
2.715% 8/15/21	2,113,000	2,148,401
3.071% 8/15/24 (b)	8,845,000	9,392,938
NiSource Finance Corp.:
5.25% 2/15/43	212,000	267,064
5.95% 6/15/41	1,340,000	1,774,338
NiSource, Inc.:
2.65% 11/17/22	1,899,000	1,962,798
3.49% 5/15/27	3,591,000	4,009,539
4.375% 5/15/47	5,000,000	5,944,924
Puget Energy, Inc.:
3.65% 5/15/25	2,636,000	2,699,880
4.1% 6/15/30 (a)	1,538,000	1,629,382
5.625% 7/15/22	3,808,000	4,053,732
6.5% 12/15/20	553,000	566,301
San Diego Gas & Electric Co. 3.32% 4/15/50	3,060,000	3,260,703
Sempra Energy 2.875% 10/1/22	202,000	208,494
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (b)(c)	105,000	84,657
		38,887,492

TOTAL UTILITIES		211,490,341

TOTAL NONCONVERTIBLE BONDS
(Cost $2,412,314,347)		2,532,806,452

U.S. Treasury Obligations - 5.3%
U.S. Treasury Bonds 2% 2/15/50
(Cost $154,496,603)	132,761,000	151,767,579

Asset-Backed Securities - 0.1%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (Cost $2,257,785)(a)	$2,257,785	$2,338,591

Municipal Securities - 0.3%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,379,535
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	40,000	65,478
7.5% 4/1/34	1,055,000	1,696,145
7.55% 4/1/39	1,635,000	2,819,574
Series 2010, 7.625% 3/1/40	305,000	522,465
TOTAL MUNICIPAL SECURITIES
(Cost $5,961,734)		7,483,197

Foreign Government and Government Agency Obligations - 0.5%
Kingdom of Saudi Arabia 2.9% 10/22/25 (a)	$1,820,000	$1,899,170
Peruvian Republic 2.392% 1/23/26	5,160,000	5,332,860
State of Qatar:
3.375% 3/14/24 (a)	6,024,000	6,402,383
3.4% 4/16/25 (a)	1,390,000	1,486,431
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,381,343)		15,120,844

Bank Notes - 2.1%
BBVA U.S.A. 2.875% 6/29/22	2,667,000	2,694,970
Discover Bank 3.35% 2/6/23	7,114,000	7,310,925
RBS Citizens NA:
2.25% 4/28/25	$3,633,000	$3,706,861
3.7% 3/29/23	11,995,000	12,709,592
Regions Bank 6.45% 6/26/37	2,611,000	3,462,803
Truist Bank:
1.25% 3/9/23	10,000,000	10,074,121
1.5% 3/10/25	10,000,000	10,208,548
2.25% 3/11/30	9,500,000	9,386,567
TOTAL BANK NOTES
(Cost $57,581,834)		59,554,387

Preferred Securities - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Barclays Bank PLC 7.625% 11/21/22 (Cost $12,757,708)	$11,328,000	$12,177,600
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.11% (d)
(Cost $96,794,131)	96,776,048	96,795,403
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,756,545,485)		2,878,044,053
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(14,606,725)
NET ASSETS - 100%		$2,863,437,328

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $431,628,299 or 15.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$697,435
Total	$697,435

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.